Fees Summary	Nov. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 50,320,000
Previously Paid Amount	0
Total Fee Amount	6,949.20
Total Offset Amount	0
Net Fee	$ 6,949.20